Share-based Compensation	3 Months Ended
Mar. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based payments

11. Share-based Compensation

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan (2018 Plan) for which a majority of the shares vested upon completion of the Transaction (See Note 2) and the 2021 Omnibus Incentive Plan (2021 Plan). The 2021 Plan serves as the successor to the 2018 Plan. The 2021 plan became effective as of March 30, 2021 upon closing of the Transaction. Outstanding awards under the 2018 Plan continue to be subject to the terms and conditions of the 2018 Plan. Since March 2, 2021, no additional awards have been nor are expected to be granted in the future under the 2018 Plan. During the three months ended March 31, 2022, all remaining nonvested shares under the 2018 Plan vested.

2021 Omnibus Incentive Plan (“2021 Plan”)

There are 126,969,054 shares authorized for award under the 2021 Plan. Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one- to three-years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. We did not record compensation expense for certain PRSUs during the three months ended March 31, 2022 as the performance criteria for such awards were not expected to be achieved and the ultimate vesting of the awards was not probable as of such date.

The following table summarizes restricted stock unit activity during the year ended December 31, 2021.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2021	13,314,436	$8.25
Granted (1)	4,775,557	$3.44
Vested (2)	(2,204,512)	$5.59
Forfeited	(286,492)	$8.30
Performance adjustments (3)	(535,228)	$-
Nonvested as of March 31, 2022	15,063,761	$7.00

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $12,320.
(3)
Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.

Share based compensation expense recognized during the three months ended March 31, 2022 and 2021 under both plans was $13,970 and $80,841 (see Note 2). As of March 31, 2022 and December 31, 2021, unrecognized stock-based compensation expense under both plans was $70,892 and $70,234, respectively.

In April 2022, the Company granted an additional 14,319,504 of share-based payment awards to employees under the 2021 Plan.

Preference Shares

We have authorized 2,000,000,000 shares in the Company that have not yet been issued, the rights and restrictions attached to which are not defined by the Company bylaws. Pursuant to the Company bylaws, preference shares may be issued by the Company from time to time, and the Company Board is authorized (without any requirement for further shareholder action) to determine the rights, preferences, powers, qualifications, limitations and restrictions attached to those shares.